Expense Example {- Fidelity Freedom® 2035 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-10 - Fidelity Freedom® 2035 Fund - Class K6	May 28, 2022 USD ($)
Expense Example:
1 year	$ 49
3 years	152
5 years	263
10 years	$ 577